Commitments and Contingencies Other Commitments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	May 31, 2021
Commitments and Contingencies [Line Items]
Contractual Obligation	$ 321,700
Wind turbine installation vessel [Member]
Commitments and Contingencies [Line Items]
Contractual Obligation		$ 330,000
Capital commitments paid	$ 8,300